Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 99.7%
Basic Materials — 1.6%
Chemicals — 1.4%
Air Products & Chemicals, Inc.	515	153,383
Albemarle Corp.	16	1,469
Celanese Corp., Class A	14	1,843
CF Industries Holdings, Inc.	22	1,847
Dow, Inc.	97	5,298
DuPont de Nemours, Inc.	49	4,369
Eastman Chemical Co.	14	1,572
Ecolab, Inc.	27	6,915
International Flavors & Fragrances, Inc.	28	2,913
Linde plc	55	26,321
LyondellBasell Industries NV, Class A	39	3,775
Mosaic Co. (The)	55	1,478
Nutrien Ltd., (Canada)	48	2,298
PPG Industries, Inc.	24	3,159
RPM International, Inc.	10	1,222
Sherwin-Williams Co. (The)	27	10,150
Westlake Corp.	5	719

		228,731

Forest Products & Paper — 0.0% (g)
International Paper Co.	52	2,517

Iron/Steel — 0.0% (g)
Nucor Corp.	28	4,144
Reliance, Inc.	4	1,192
Steel Dynamics, Inc.	16	2,049

		7,385

Mining — 0.2%
Agnico Eagle Mines Ltd., (Canada)	48	3,877
Barrick Gold Corp., (Canada)	170	3,377
Cameco Corp., (Canada)	42	2,012
First Quantum Minerals Ltd., (Canada) (a)	68	931
Franco-Nevada Corp., (Canada)	19	2,309
Freeport-McMoRan, Inc.	148	7,375
Ivanhoe Mines Ltd., (Canada), Class A (a)	65	973
Kinross Gold Corp., (Canada)	119	1,114
Lundin Mining Corp., (Canada), Class Common S	64	673
Newmont Corp.	122	6,524
Pan American Silver Corp., (Canada)	35	728
Wheaton Precious Metals Corp., (Canada)	44	2,673

		32,566

Total Basic Materials		271,199

Communications — 17.6%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The)	118	3,726
Omnicom Group, Inc.	54	5,599
Trade Desk, Inc. (The), Class A (a)	99	10,897

		20,222

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Internet — 15.5%
Airbnb, Inc., Class A (a)	130	16,444
Alphabet, Inc., Class A	2,257	374,357
Alphabet, Inc., Class C	1,965	328,504
Amazon.com, Inc. (a)	4,591	855,395
Booking Holdings, Inc.	7	30,083
CDW Corp.	45	10,142
DoorDash, Inc., Class A (a)	61	8,718
eBay, Inc.	96	6,271
Expedia Group, Inc. (a)	28	4,076
F5, Inc. (a)	19	4,174
Gen Digital, Inc.	216	5,918
GoDaddy, Inc., Class A (a)	25	3,875
Match Group, Inc. (a)	72	2,728
MercadoLibre, Inc., (Uruguay) (a)	26	52,413
Meta Platforms, Inc., Class A	1,067	610,843
Netflix, Inc. (a)	148	105,042
Okta, Inc., Class A (a)	33	2,434
Palo Alto Networks, Inc. (a)	120	41,149
Pinterest, Inc., Class A (a)	199	6,454
Robinhood Markets, Inc., Class A (a)	60	1,404
Roku, Inc., Class A (a)	29	2,189
Shopify, Inc., (Canada), Class A (a)	117	9,368
Snap, Inc., Class A (a)	345	3,689
Uber Technologies, Inc. (a)	2,738	205,809
VeriSign, Inc. (a)	12	2,364
Zillow Group, Inc., Class C (a)	17	1,061

		2,694,904

Media — 0.6%
Charter Communications, Inc., Class A (a)	20	6,332
Comcast Corp., Class A	863	36,048
FactSet Research Systems, Inc.	5	2,323
Fox Corp., Class A	72	3,031
Fox Corp., Class B	49	1,887
Liberty Media Corp-Liberty Formula One, Class C (a)	47	3,601
News Corp., Class A	103	2,736
Paramount Global, Class B	135	1,432
Quebecor, Inc., (Canada), Class B	15	398
Thomson Reuters Corp., (Canada)	15	2,593
Walt Disney Co. (The)	412	39,612
Warner Bros Discovery, Inc. (a)	586	4,835

		104,828

Telecommunications — 1.4%
Arista Networks, Inc. (a)	91	34,740
AT&T, Inc.	1,587	34,908
BCE, Inc., (Canada)	7	248
Cisco Systems, Inc.	1,374	73,127
Corning, Inc.	285	12,859
Juniper Networks, Inc.	114	4,431

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Telecommunications — continued
Motorola Solutions, Inc.	55	24,718
Rogers Communications, Inc., (Canada), Class B	34	1,386
TELUS Corp., (Canada)	47	794
T-Mobile US, Inc.	114	23,529
Verizon Communications, Inc.	933	41,903

		252,643

Total Communications		3,072,597

Consumer Cyclical — 9.2%
Airlines — 0.0% (g)
Air Canada, (Canada) (a)	17	202
Delta Air Lines, Inc.	29	1,490
Southwest Airlines Co.	18	530

		2,222

Apparel — 0.3%
Deckers Outdoor Corp. (a)	28	4,456
Gildan Activewear, Inc., (Canada), Class A	14	682
NIKE, Inc., Class B	249	21,991

		27,129

Auto Manufacturers — 1.3%
Cummins, Inc.	23	7,299
Ford Motor Co.	837	8,836
General Motors Co.	252	11,312
PACCAR, Inc.	88	8,680
Rivian Automotive, Inc., Class A (a)	148	1,666
Tesla, Inc. (a)	749	195,951

		233,744

Auto Parts & Equipment — 0.0% (g)
Aptiv plc, (Ireland) (a)	58	4,157
Magna International, Inc., (Canada)	26	1,082

		5,239

Distribution/Wholesale — 0.1%
Copart, Inc. (a)	108	5,683
Fastenal Co.	76	5,434
LKQ Corp.	54	2,143
Pool Corp.	6	2,243
Toromont Industries Ltd., (Canada)	8	772
Watsco, Inc.	5	2,521
WW Grainger, Inc.	6	6,353

		25,149

Entertainment — 0.1%
DraftKings, Inc., Class A (a)	78	3,043
Flutter Entertainment plc, (Ireland) (a)	35	8,260
Live Nation Entertainment, Inc. (a)	40	4,431

		15,734

Home Builders — 2.1%
D. R. Horton, Inc.	682	130,063
Lennar Corp., Class A	558	104,623
NVR, Inc. (a)	7	69,065
PulteGroup, Inc.	477	68,459

		372,210

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Leisure Time — 0.1%
BRP, Inc., (Canada)	3	201
Carnival Corp. (a)	235	4,351
Royal Caribbean Cruises Ltd.	56	9,983

		14,535

Lodging — 0.2%
Hilton Worldwide Holdings, Inc.	57	13,219
Hyatt Hotels Corp., Class A	17	2,552
Las Vegas Sands Corp.	63	3,148
Marriott International, Inc., Class A	55	13,591
MGM Resorts International (a)	53	2,072
Wynn Resorts Ltd.	15	1,428

		36,010

Retail — 5.0%
Alimentation Couche-Tard, Inc., (Canada)	74	4,088
AutoZone, Inc. (a)	3	10,253
Bath & Body Works, Inc.	39	1,238
Best Buy Co., Inc.	45	4,601
Burlington Stores, Inc. (a)	12	3,190
Canadian Tire Corp. Ltd., (Canada), Class A	5	600
CarMax, Inc. (a)	38	2,935
Chipotle Mexican Grill, Inc., Class A (a)	275	15,847
Costco Wholesale Corp.	82	72,497
Darden Restaurants, Inc.	29	4,737
Dick’s Sporting Goods, Inc.	11	2,389
Dollar General Corp.	29	2,475
Dollar Tree, Inc. (a)	29	2,058
Dollarama, Inc., (Canada)	27	2,806
Domino’s Pizza, Inc.	7	3,079
Ferguson Enterprises, Inc.	30	6,005
Genuine Parts Co.	28	3,902
Home Depot, Inc. (The)	202	81,967
Lowe’s Cos., Inc.	114	30,936
Lululemon Athletica, Inc., (Canada) (a)	22	5,935
McDonald’s Corp.	145	44,203
O’Reilly Automotive, Inc. (a)	12	13,334
Restaurant Brands International, Inc., (Canada)	29	2,090
Ross Stores, Inc.	64	9,705
Starbucks Corp.	232	22,654
Target Corp.	57	8,917
TJX Cos., Inc. (The)	228	26,839
Tractor Supply Co.	21	6,023
Ulta Beauty, Inc. (a)	9	3,422
Walgreens Boots Alliance, Inc.	124	1,113
Walmart, Inc.	5,806	468,843
Williams-Sonoma, Inc.	28	4,296
Yum! Brands, Inc.	51	7,137

		880,114

Total Consumer Cyclical		1,612,086

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Consumer Non-cyclical — 17.0%
Agriculture — 0.2%
Altria Group, Inc.	198	10,087
Archer-Daniels-Midland Co.	64	3,847
Bunge Global SA	25	2,390
Philip Morris International, Inc.	190	23,123

		39,447

Beverages — 2.0%
Brown-Forman Corp., Class B	57	2,794
Celsius Holdings, Inc. (a)	57	1,788
Coca-Cola Co. (The)	2,795	200,869
Constellation Brands, Inc., Class A	63	16,174
Keurig Dr Pepper, Inc.	421	15,781
Molson Coors Beverage Co., Class B	78	4,493
Monster Beverage Corp. (a)	278	14,498
PepsiCo., Inc.	556	94,517

		350,914

Biotechnology — 1.2%
Alnylam Pharmaceuticals, Inc. (a)	41	11,197
Amgen, Inc.	176	56,826
Biogen, Inc. (a)	49	9,566
BioMarin Pharmaceutical, Inc. (a)	70	4,936
Bio-Rad Laboratories, Inc., Class A (a)	5	1,534
Corteva, Inc.	76	4,449
Gilead Sciences, Inc.	404	33,852
Illumina, Inc. (a)	56	7,324
Incyte Corp. (a)	52	3,434
Moderna, Inc. (a)	106	7,111
Regeneron Pharmaceuticals, Inc. (a)	37	38,660
Royalty Pharma plc, Class A	22	612
United Therapeutics Corp. (a)	16	5,565
Vertex Pharmaceuticals, Inc. (a)	86	39,901

		224,967

Commercial Services — 0.7%
Automatic Data Processing, Inc.	63	17,391
Block, Inc., Class A (a)	65	4,366
Booz Allen Hamilton Holding Corp., Class A	18	2,905
Cadiz, Inc. (a)	10	30
Cintas Corp.	60	12,314
Corpay, Inc. (a)	8	2,385
Element Fleet Management Corp., (Canada)	39	825
Equifax, Inc.	22	6,383
Global Payments, Inc.	31	3,205
MarketAxess Holdings, Inc.	4	924
Moody’s Corp.	22	10,244
PayPal Holdings, Inc. (a)	118	9,227
Quanta Services, Inc.	22	6,551
RB Global, Inc.	18	1,426

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Commercial Services — continued
Rollins, Inc.	57	2,871
S&P Global, Inc.	39	20,146
Toast, Inc., Class A (a)	44	1,252
TransUnion	29	3,074
U-Haul Holding Co., Class B	20	1,426
United Rentals, Inc.	10	8,151
Verisk Analytics, Inc., Class A	22	5,812

		120,908

Cosmetics/Personal Care — 1.0%
Colgate-Palmolive Co.	89	9,262
Estee Lauder Cos., Inc. (The), Class A	32	3,210
Kenvue, Inc.	229	5,288
Procter & Gamble Co. (The)	887	153,622

		171,382

Food — 0.3%
Albertsons Cos., Inc., Class A	119	2,196
Campbell Soup Co.	22	1,077
Conagra Brands, Inc.	69	2,232
Empire Co. Ltd., (Canada), Class A	13	396
General Mills, Inc.	78	5,767
George Weston Ltd., (Canada)	6	970
Hershey Co. (The)	19	3,728
Hormel Foods Corp.	38	1,195
J M Smucker Co. (The)	10	1,265
Kellanova	36	2,907
Kraft Heinz Co. (The)	133	4,673
Kroger Co. (The)	85	4,888
Lamb Weston Holdings, Inc.	15	966
Loblaw Cos. Ltd., (Canada)	15	1,972
McCormick & Co., Inc.	29	2,378
Metro, Inc., (Canada)	21	1,307
Mondelez International, Inc., Class A	170	12,527
Saputo, Inc., (Canada)	24	527
Sysco Corp.	57	4,473
Tyson Foods, Inc., Class A	41	2,463

		57,907

Healthcare - Products — 2.4%
Abbott Laboratories	386	44,063
Agilent Technologies, Inc.	100	14,804
Align Technology, Inc. (a)	7	1,835
Avantor, Inc. (a)	230	5,944
Baxter International, Inc.	98	3,718
Bio-Techne Corp.	52	4,184
Boston Scientific Corp. (a)	322	26,945
Cooper Cos., Inc. (The) (a)	17	1,894
Danaher Corp.	230	63,905
Edwards Lifesciences Corp. (a)	131	8,626

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Healthcare - Products — continued
Exact Sciences Corp. (a)	63	4,287
GE HealthCare Technologies, Inc.	95	8,960
Hologic, Inc. (a)	47	3,858
IDEXX Laboratories, Inc. (a)	17	8,657
Insulet Corp. (a)	15	3,501
Intuitive Surgical, Inc. (a)	78	38,142
Medtronic plc, (Ireland)	294	26,507
ResMed, Inc.	32	7,793
Revvity, Inc.	43	5,482
Solventum Corp. (a)	10	708
STERIS plc	20	4,766
Stryker Corp.	75	27,138
Teleflex, Inc.	8	2,043
Thermo Fisher Scientific, Inc.	131	81,245
Waters Corp. (a)	19	6,970
West Pharmaceutical Services, Inc.	24	7,136
Zimmer Biomet Holdings, Inc.	42	4,541

		417,652

Healthcare - Services — 3.0%
Catalent, Inc. (a)	80	4,852
Centene Corp. (a)	176	13,219
Charles River Laboratories International, Inc. (a)	19	3,783
Cigna Group (The)	33	11,329
DaVita, Inc. (a)	5	870
Elevance Health, Inc.	77	40,274
HCA Healthcare, Inc.	23	9,287
Humana, Inc.	42	13,426
IQVIA Holdings, Inc. (a)	63	14,979
Labcorp Holdings, Inc.	9	1,904
Molina Healthcare, Inc. (a)	19	6,404
Quest Diagnostics, Inc.	10	1,497
UnitedHealth Group, Inc.	673	393,492
Universal Health Services, Inc., Class B	7	1,675

		516,991

Household Products/Wares — 0.1%
Avery Dennison Corp.	12	2,751
Church & Dwight Co., Inc.	22	2,328
Clorox Co. (The)	14	2,271
Kimberly-Clark Corp.	43	6,048

		13,398

Pharmaceuticals — 6.1%
AbbVie, Inc.	576	113,819
Becton Dickinson & Co.	63	15,131
Bristol-Myers Squibb Co.	1,131	58,528
Cardinal Health, Inc.	27	3,011
Cencora, Inc.	23	5,208

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals — continued
CVS Health Corp.	150	9,416
Dexcom, Inc. (a)	87	5,865
Eli Lilly & Co.	371	328,345
Henry Schein, Inc. (a)	9	663
Johnson & Johnson	1,341	217,349
McKesson Corp.	16	7,805
Merck & Co., Inc.	1,407	159,744
Neurocrine Biosciences, Inc. (a)	38	4,367
Pfizer, Inc.	3,120	90,290
Viatris, Inc.	543	6,310
Zoetis, Inc., Class A	208	40,583

		1,066,434

Total Consumer Non-cyclical		2,980,000

Energy — 4.1%
Coal — 0.0% (g)
Teck Resources Ltd., (Canada), Class B	45	2,327

Energy - Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	53	5,970
First Solar, Inc. (a)	38	9,508
Montauk Renewables, Inc. (a)	13	66
NextEra Energy Partners LP	22	616
Spruce Power Holding Corp. (a)	2	5
Sunnova Energy International, Inc. (a)	26	250

		16,415

Oil & Gas — 3.1%
APA Corp.	143	3,491
ARC Resources Ltd., (Canada)	58	978
Canadian Natural Resources Ltd., (Canada)	206	6,832
Cenovus Energy, Inc., (Canada)	135	2,252
Chesapeake Energy Corp.	72	5,957
Chevron Corp.	674	99,305
Chord Energy Corp.	30	3,913
ConocoPhillips	457	48,150
Coterra Energy, Inc.	278	6,667
Devon Energy Corp.	266	10,411
Diamondback Energy, Inc.	76	13,025
EOG Resources, Inc.	221	27,156
EQT Corp.	214	7,843
Exxon Mobil Corp.	1,740	203,967
Hess Corp.	101	13,723
HF Sinclair Corp.	90	4,018
Imperial Oil Ltd., (Canada)	18	1,275
Marathon Oil Corp.	215	5,720
Marathon Petroleum Corp.	134	21,908

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Oil & Gas — continued
MEG Energy Corp., (Canada), Class Common S	26	487
Occidental Petroleum Corp.	258	13,277
Ovintiv, Inc.	113	4,318
Parkland Corp., (Canada)	13	348
Phillips 66	161	21,147
Suncor Energy, Inc., (Canada)	124	4,559
Texas Pacific Land Corp.	7	6,459
Tourmaline Oil Corp., (Canada)	32	1,497
Valero Energy Corp.	127	17,168

		555,851

Oil & Gas Services — 0.3%
Baker Hughes Co., Class A	387	13,986
Halliburton Co.	343	9,953
Schlumberger NV	555	23,267

		47,206

Pipelines — 0.6%
Cheniere Energy, Inc.	85	15,261
Enbridge, Inc., (Canada)	211	8,552
Keyera Corp., (Canada)	22	695
Kinder Morgan, Inc.	741	16,375
ONEOK, Inc.	217	19,745
Pembina Pipeline Corp., (Canada)	56	2,310
Targa Resources Corp.	77	11,422
TC Energy Corp., (Canada)	100	4,768
Williams Cos., Inc. (The)	453	20,689

		99,817

Total Energy		721,616

Financial — 8.3%
Banks — 2.0%
Bank of America Corp.	3,716	147,437
Bank of Montreal, (Canada)	71	6,363
Bank of New York Mellon Corp. (The)	102	7,352
Bank of Nova Scotia (The), (Canada)	119	6,478
Canadian Imperial Bank of Commerce, (Canada)	91	5,595
Citigroup, Inc.	238	14,900
Citizens Financial Group, Inc.	82	3,385
Fifth Third Bancorp	108	4,633
First Citizens BancShares, Inc., Class A	2	3,367
Goldman Sachs Group, Inc. (The)	39	19,090
Huntington Bancshares, Inc.	252	3,703
KeyCorp.	188	3,148
M&T Bank Corp.	26	4,679
Morgan Stanley	150	15,587
National Bank of Canada, (Canada)	33	3,100
Northern Trust Corp.	36	3,272
PNC Financial Services Group, Inc. (The)	54	9,966

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Banks — continued
Regions Financial Corp.	162	3,789
Royal Bank of Canada, (Canada)	137	17,077
State Street Corp.	47	4,141
Toronto-Dominion Bank (The), (Canada)	169	10,683
Truist Financial Corp.	189	8,073
US Bancorp	212	9,709
Wells Fargo & Co.	428	24,197

		339,724

Diversified Financial Services — 2.5%
Ally Financial, Inc.	29	1,022
American Express Co.	70	19,004
Ameriprise Financial, Inc.	14	6,433
Apollo Global Management, Inc.	1,059	132,252
Ares Management Corp., Class A	24	3,801
BlackRock, Inc., Class A	2	1,795
Brookfield Asset Management Ltd., (Canada), Class A	34	1,619
Capital One Financial Corp.	53	8,008
Cboe Global Markets, Inc.	14	2,815
Charles Schwab Corp. (The)	186	12,032
CME Group, Inc., Class A	48	10,495
Coinbase Global, Inc., Class A (a)	24	4,281
Discover Financial Services	41	5,698
Franklin Resources, Inc.	60	1,211
IGM Financial, Inc., (Canada)	8	243
Intercontinental Exchange, Inc.	74	11,867
LPL Financial Holdings, Inc.	10	2,391
Mastercard, Inc., Class A	189	93,096
Nasdaq, Inc.	70	5,087
Raymond James Financial, Inc.	31	3,826
SEI Investments Co.	23	1,604
Synchrony Financial	65	3,227
T Rowe Price Group, Inc.	34	3,665
TMX Group Ltd., (Canada)	27	844
Tradeweb Markets, Inc., Class A	20	2,413
Visa, Inc., Class A	375	103,043

		441,772

Insurance — 1.8%
Aflac, Inc.	76	8,459
Allstate Corp. (The)	37	6,927
American Financial Group, Inc.	14	1,827
American International Group, Inc.	95	6,923
Aon plc, Class A	22	7,744
Arch Capital Group Ltd., (Bermuda) (a)	50	5,611
Arthur J Gallagher & Co.	29	8,296
Assurant, Inc.	12	2,367
Berkshire Hathaway, Inc., Class B (a)	157	72,432

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Insurance — continued
Brown & Brown, Inc.	26	2,741
Chubb Ltd., (Switzerland)	323	93,161
Cincinnati Financial Corp.	26	3,550
Equitable Holdings, Inc.	31	1,309
Erie Indemnity Co., Class A	3	1,552
Everest Group Ltd., (Bermuda)	6	2,486
Fairfax Financial Holdings Ltd., (Canada)	2	2,529
Fidelity National Financial, Inc.	24	1,473
Great-West Lifeco, Inc., (Canada)	27	925
Hartford Financial Services Group, Inc. (The)	45	5,344
iA Financial Corp., Inc., (Canada)	9	760
Intact Financial Corp., (Canada)	17	3,313
Loews Corp.	32	2,520
Manulife Financial Corp., (Canada)	172	5,093
Markel Group, Inc. (a)	2	2,731
Marsh & McLennan Cos., Inc.	64	14,337
MetLife, Inc.	89	7,356
Power Corp. of Canada, (Canada)	55	1,726
Principal Financial Group, Inc.	35	3,024
Progressive Corp. (The)	72	18,171
Prudential Financial, Inc.	54	6,564
Sun Life Financial, Inc., (Canada)	56	3,246
Travelers Cos., Inc. (The)	32	7,597
Willis Towers Watson plc, (United Kingdom)	11	3,270
WR Berkley Corp.	45	2,537

		317,901

Private Equity — 0.2%
Blackstone, Inc.	133	20,306
Brookfield Corp., (Canada)	132	6,990
Carlyle Group, Inc. (The)	44	1,915
KKR & Co., Inc.	74	9,670
Onex Corp., (Canada)	6	439

		39,320

Real Estate — 0.0% (g)
CBRE Group, Inc., Class A (a)	35	4,394
CoStar Group, Inc. (a)	35	2,657
FirstService Corp., (Canada)	4	713

		7,764

REITS — 1.8%
Alexandria Real Estate Equities, Inc.	20	2,389
American Homes 4 Rent, Class A	20	778
American Tower Corp.	811	188,578
Annaly Capital Management, Inc.	85	1,702
AvalonBay Communities, Inc.	16	3,569
Boston Properties, Inc.	14	1,117
Camden Property Trust	10	1,176

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
REITS — continued
Canadian Apartment Properties REIT, (Canada)	8	325
Crown Castle, Inc.	52	6,120
Digital Realty Trust, Inc.	39	6,339
Equinix, Inc.	11	9,616
Equity LifeStyle Properties, Inc.	10	746
Equity Residential	41	3,037
Essex Property Trust, Inc.	6	1,669
Extra Space Storage, Inc.	26	4,725
Gaming and Leisure Properties, Inc.	40	2,037
Healthpeak Properties, Inc.	86	1,961
Host Hotels & Resorts, Inc.	91	1,594
Invitation Homes, Inc.	56	1,981
Iron Mountain, Inc.	31	3,704
Kimco Realty Corp.	102	2,376
Mid-America Apartment Communities, Inc.	14	2,241
Prologis, Inc.	112	14,091
Public Storage	19	6,894
Realty Income Corp.	116	7,366
Regency Centers Corp.	13	945
SBA Communications Corp., Class A	9	2,161
Simon Property Group, Inc.	39	6,634
Sun Communities, Inc.	10	1,285
UDR, Inc.	26	1,160
Ventas, Inc.	42	2,685
VICI Properties, Inc., Class A	142	4,722
Welltower, Inc.	72	9,269
Weyerhaeuser Co.	104	3,531
WP Carey, Inc.	31	1,920

		310,443

Total Financial		1,456,924

Industrial — 6.1%
Aerospace/Defense — 0.7%
Boeing Co. (The) (a)	91	13,886
CAE, Inc., (Canada) (a)	31	574
General Dynamics Corp.	36	11,011
General Electric Co.	165	31,104
HEICO Corp.	6	1,603
HEICO Corp., Class A	7	1,392
Howmet Aerospace, Inc.	57	5,675
L3Harris Technologies, Inc.	29	6,831
Lockheed Martin Corp.	33	19,050
Northrop Grumman Corp.	21	11,021
RTX Corp.	202	24,433
TransDigm Group, Inc.	8	11,204

		137,784

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Building Materials — 0.4%
Builders FirstSource, Inc. (a)	19	3,652
Carrier Global Corp.	126	10,112
CRH plc	92	8,544
Fortune Brands Innovations, Inc.	18	1,600
Johnson Controls International plc	104	8,047
Lennox International, Inc.	3	1,943
Martin Marietta Materials, Inc.	9	4,707
Masco Corp.	33	2,746
Owens Corning	15	2,570
Trane Technologies plc, (Ireland)	35	13,521
Vulcan Materials Co.	17	4,349
West Fraser Timber Co. Ltd., (Canada)	5	519

		62,310

Electrical Components & Equipment — 0.2%
AMETEK, Inc.	31	5,371
Eaton Corp. plc	60	19,791
Emerson Electric Co.	88	9,584

		34,746

Electronics — 0.5%
Allegion plc, (Ireland)	11	1,601
Amphenol Corp., Class A	401	26,115
Fortive Corp.	47	3,737
Garmin Ltd., (Switzerland)	30	5,246
Honeywell International, Inc.	97	20,111
Hubbell, Inc., Class B	8	3,312
Jabil, Inc.	40	4,738
Keysight Technologies, Inc. (a)	56	8,880
Mettler-Toledo International, Inc. (a)	7	10,531
Trimble, Inc. (a)	74	4,581

		88,852

Engineering & Construction — 0.1%
AECOM	25	2,608
EMCOR Group, Inc.	8	3,307
Jacobs Solutions, Inc.	26	3,391
Stantec, Inc., (Canada)	11	889
Star Group LP	7	82
WSP Global, Inc., (Canada)	12	2,143

		12,420

Environmental Control — 0.2%
GFL Environmental, Inc., (Canada)	21	847
Pentair plc, (United Kingdom)	24	2,390
Pure Cycle Corp. (a)	6	62
Republic Services, Inc., Class A	40	8,112
Veralto Corp.	41	4,616
Waste Connections, Inc., (Canada)	47	8,384
Waste Management, Inc.	67	13,901

		38,312

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Hand/Machine Tools — 0.0% (g)
Snap-on, Inc.	9	2,711
Stanley Black & Decker, Inc.	32	3,477

		6,188

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	74	28,779
GE Vernova, Inc. (a)	43	11,034
Vertiv Holdings Co., Class A	55	5,464

		45,277

Machinery - Diversified — 0.9%
CNH Industrial NV, (United Kingdom)	193	2,145
Deere & Co.	295	123,289
Dover Corp.	21	4,040
Graco, Inc.	14	1,261
IDEX Corp.	8	1,765
Ingersoll Rand, Inc.	63	6,166
Nordson Corp.	6	1,599
Otis Worldwide Corp.	54	5,604
Rockwell Automation, Inc.	16	4,219
Toro Co. (The)	13	1,122
Westinghouse Air Brake Technologies Corp.	27	4,877
Xylem, Inc.	39	5,280

		161,367

Miscellaneous Manufacturers — 0.3%
3M Co.	84	11,479
AO Smith Corp.	11	1,012
Axon Enterprise, Inc. (a)	10	4,027
Carlisle Cos., Inc.	7	3,081
Illinois Tool Works, Inc.	42	11,065
Parker-Hannifin Corp.	20	12,627
Teledyne Technologies, Inc. (a)	15	6,386
Textron, Inc.	29	2,585

		52,262

Packaging & Containers — 0.1%
Amcor plc, (United Kingdom)	235	2,659
Ball Corp.	45	3,051
CCL Industries, Inc., (Canada), Class B	15	890
Crown Holdings, Inc.	16	1,544
Packaging Corp. of America	14	3,014
Smurfit WestRock plc, (Ireland)	63	3,114

		14,272

Shipbuilding — 0.0% (g)
Huntington Ingalls Industries, Inc.	7	1,766

Transportation — 2.4%
Canadian National Railway Co., (Canada)	52	6,087
Canadian Pacific Kansas City Ltd., (Canada)	90	7,713

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Transportation — continued
CH Robinson Worldwide, Inc.	22	2,376
CSX Corp.	5,597	193,248
Expeditors International of Washington, Inc.	24	3,165
FedEx Corp.	37	10,119
JB Hunt Transport Services, Inc.	19	3,190
Knight-Swift Transportation Holdings, Inc., Class A	34	1,847
Norfolk Southern Corp.	35	8,739
Old Dominion Freight Line, Inc.	30	5,894
TFI International, Inc., (Canada)	8	1,064
Union Pacific Corp.	95	23,525
United Parcel Service, Inc., Class B	1,102	150,253

		417,220

Total Industrial		1,072,776

Technology — 33.1%
Computers — 8.4%
Accenture plc, (Ireland), Class A	117	41,399
Amentum Holdings, Inc. (a)	26	835
Apple, Inc.	5,244	1,221,834
CGI, Inc., (Canada), Class A (a)	20	2,267
Cognizant Technology Solutions Corp., Class A	98	7,540
Crowdstrike Holdings, Inc., Class A (a)	86	24,208
Dell Technologies, Inc., Class C	95	11,291
EPAM Systems, Inc. (a)	11	2,179
Fortinet, Inc. (a)	241	18,703
Gartner, Inc. (a)	13	6,694
Hewlett Packard Enterprise Co.	463	9,465
HP, Inc.	340	12,199
International Business Machines Corp.	172	37,987
Leidos Holdings, Inc.	20	3,314
NetApp, Inc.	70	8,619
Pure Storage, Inc., Class A (a)	111	5,588
Seagate Technology Holdings plc	66	7,255
Super Micro Computer, Inc. (a)	17	7,227
TE Connectivity plc (a)	105	15,860
Western Digital Corp. (a)	112	7,629
Zscaler, Inc. (a)	36	6,222

		1,458,315

Office/Business Equipment — 0.0% (g)
Zebra Technologies Corp., Class A (a)	17	6,234

Semiconductors — 11.9%
Advanced Micro Devices, Inc. (a)	622	102,119
Analog Devices, Inc.	192	44,133
Applied Materials, Inc.	323	65,290
Broadcom, Inc.	1,704	293,999
Entegris, Inc.	54	6,132
Intel Corp.	1,633	38,301

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Semiconductors — continued
KLA Corp.	52	40,350
Lam Research Corp.	51	41,459
Marvell Technology, Inc.	332	23,915
Microchip Technology, Inc.	203	16,264
Micron Technology, Inc.	431	44,731
Monolithic Power Systems, Inc.	18	16,975
NVIDIA Corp.	9,484	1,151,771
NXP Semiconductors NV, (Netherlands)	99	23,866
ON Semiconductor Corp. (a)	164	11,908
Qorvo, Inc. (a)	37	3,812
QUALCOMM, Inc.	431	73,304
Skyworks Solutions, Inc.	65	6,396
Teradyne, Inc.	56	7,565
Texas Instruments, Inc.	352	72,801

		2,085,091

Software — 12.8%
Adobe, Inc. (a)	166	85,879
Akamai Technologies, Inc. (a)	29	2,955
ANSYS, Inc. (a)	33	10,437
AppLovin Corp., Class A (a)	77	10,063
Aspen Technology, Inc. (a)	10	2,449
Atlassian Corp., (Australia), Class A (a)	60	9,579
Autodesk, Inc. (a)	79	21,871
Bentley Systems, Inc., Class B	52	2,640
Broadridge Financial Solutions, Inc.	22	4,668
Cadence Design Systems, Inc. (a)	101	27,305
Cloudflare, Inc., Class A (a)	55	4,433
Constellation Software, Inc., (Canada)	2	6,328
Datadog, Inc., Class A (a)	105	12,102
Dayforce, Inc. (a)	19	1,174
Descartes Systems Group, Inc. (The), (Canada) (a)	8	853
DocuSign, Inc., Class A (a)	75	4,641
Dynatrace, Inc. (a)	106	5,666
Electronic Arts, Inc.	59	8,502
Fair Isaac Corp. (a)	9	17,566
Fidelity National Information Services, Inc.	67	5,622
Fiserv, Inc. (a)	73	13,043
HubSpot, Inc. (a)	18	9,726
Intuit, Inc.	105	65,420
Jack Henry & Associates, Inc.	7	1,252
Manhattan Associates, Inc. (a)	22	6,076
Microsoft Corp.	3,006	1,293,671
MicroStrategy, Inc., Class A (a)	57	9,687
MongoDB, Inc., Class A (a)	14	3,658
MSCI, Inc., Class A	10	5,844
Open Text Corp., (Canada)	26	865
Oracle Corp.	1,406	239,587
Palantir Technologies, Inc., Class A (a)	756	28,126

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Software — continued
Paychex, Inc.	49	6,629
Paycom Software, Inc.	8	1,342
PTC, Inc. (a)	41	7,469
ROBLOX Corp., Class A (a)	105	4,665
Roper Technologies, Inc.	41	22,697
Salesforce, Inc.	363	99,408
Samsara, Inc., Class A (a)	77	3,702
ServiceNow, Inc. (a)	76	68,352
Snowflake, Inc., Class A (a)	59	6,762
SS&C Technologies Holdings, Inc.	45	3,336
Synopsys, Inc. (a)	58	29,373
Take-Two Interactive Software, Inc. (a)	37	5,746
Twilio, Inc., Class A (a)	29	1,919
Tyler Technologies, Inc. (a)	16	9,304
Veeva Systems, Inc., Class A (a)	17	3,510
Workday, Inc., Class A (a)	127	31,003
Zoom Video Communications, Inc., Class A (a)	96	6,696

		2,233,601

Total Technology		5,783,241

Utilities — 2.7%
Electric — 2.5%
AES Corp. (The)	236	4,730
ALLETE, Inc.	14	897
Alliant Energy Corp.	79	4,783
Altus Power, Inc., Class A (a)	17	55
Ameren Corp.	92	8,082
American Electric Power Co., Inc.	190	19,500
Avangrid, Inc.	19	670
Avista Corp.	18	717
Black Hills Corp.	17	1,019
Brookfield Renewable Corp., Class A	13	426
CenterPoint Energy, Inc.	218	6,404
Clearway Energy, Inc., Class A	8	234
Clearway Energy, Inc., Class C	20	612
CMS Energy Corp.	94	6,615
Consolidated Edison, Inc.	127	13,266
Constellation Energy Corp.	113	29,427
Dominion Energy, Inc.	305	17,650
DTE Energy Co.	73	9,429
Duke Energy Corp.	282	32,504
Edison International	136	11,868
Emera, Inc., (Canada)	28	1,099
Entergy Corp.	82	10,789
Evergy, Inc.	83	5,134
Eversource Energy	120	8,148
Exelon Corp.	363	14,716
FirstEnergy Corp.	189	8,364

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Electric — continued
Fortis, Inc., (Canada)	48	2,167
Genie Energy Ltd., Class B	3	52
Hawaiian Electric Industries, Inc. (a)	39	380
Hydro One Ltd., (Canada) (e)	32	1,106
IDACORP, Inc., Class Rights	12	1,257
MGE Energy, Inc.	9	789
NextEra Energy, Inc.	734	62,073
Northwestern Energy Group, Inc.	15	857
NRG Energy, Inc.	74	6,770
OGE Energy Corp.	48	1,970
Ormat Technologies, Inc.	13	999
Otter Tail Corp.	9	697
PG&E Corp.	728	14,398
Pinnacle West Capital Corp.	27	2,418
Portland General Electric Co.	25	1,178
PPL Corp.	236	7,801
Public Service Enterprise Group, Inc.	179	15,949
Sempra	229	19,190
Southern Co. (The)	406	36,606
TXNM Energy, Inc.	20	895
Unitil Corp.	4	234
Vistra Corp.	122	14,484
WEC Energy Group, Inc.	112	10,780
Xcel Energy, Inc.	195	12,732

		432,920

Gas — 0.1%
AltaGas Ltd., (Canada)	29	715
Atmos Energy Corp.	49	6,849
Canadian Utilities Ltd., (Canada), Class A	13	346
Chesapeake Utilities Corp.	5	658
National Fuel Gas Co.	21	1,271
New Jersey Resources Corp.	24	1,113
NiSource, Inc.	136	4,714
Northwest Natural Holding Co.	9	370
ONE Gas, Inc.	14	1,006
RGC Resources, Inc.	2	42
Southwest Gas Holdings, Inc.	14	1,010
Spire, Inc.	14	938
UGI Corp.	51	1,272

		20,304

Water — 0.1%
American States Water Co.	9	744
American Water Works Co., Inc.	63	9,235
Artesian Resources Corp., Class A	2	80
California Water Service Group	14	749
Consolidated Water Co. Ltd., (Cayman Islands)	4	88
Essential Utilities, Inc.	86	3,326

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Water — continued
Middlesex Water Co.		4	276
SJW Group		7	429
York Water Co. (The)		4	139

			15,066

Total Utilities			468,290

Total Common Stocks (Cost $12,678,353)			17,438,729

	NUMBER OF WARRANTS
Warrant — 0.0%
Technology — 0.0%
Software — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)		1	—

	PRINCIPAL AMOUNT ($)
Short-Term Investments — 0.3%
Time Deposits — 0.3%
Australia & New Zealand Banking Group Ltd., 4.18%, 10/01/2024		7,970	7,970
Citibank NA, 4.18%, 10/01/2024		28,607	28,607
Royal Bank of Canada,
3.03%, 10/01/2024	CAD	397	293
4.18%, 10/01/2024		3,736	3,736
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		15,024	15,024

Total Short-Term Investments (Cost $55,630)			55,630

Total Investments — 100.0% (Cost — $12,733,983) *			17,494,359
Liabilities in Excess of Other Assets — 0.0% (g)			(5,521)

NET ASSETS — 100.0%			$17,488,838

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
E-mini Consumer Discretionary Select Sector Index	3	12/2024	USD	600	14
E-mini Consumer Staples Select Sector Index	3	12/2024	USD	254	—	(h)
E-mini Energy Select Sector Index	8	12/2024	USD	745	(2)
E-mini Health Care Select Sector Index	14	12/2024	USD	2,210	(11)
E-mini Industrial Select Sector Index	1	12/2024	USD	136	2
E-mini Technology Select Sector Index	17	12/2024	USD	3,888	22
E-mini Utilities Select Sector Index	8	12/2024	USD	649	10
Micro E-mini NASDAQ 100 Index	159	12/2024	USD	6,417	27
Micro E-mini Russell 2000 Index	24	12/2024	USD	268	2
Micro E-mini S&P 500 Index	40	12/2024	USD	1,156	7
S&P 500 E-mini Index	49	12/2024	USD	14,174	71
S&P Mid-cap 400 E-mini Index	3	12/2024	USD	944	—	(h)
S&P Toronto Stock Exchange 60 Index	3	12/2024	CAD	630	10

Total unrealized appreciation (depreciation)					152

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
CAD	—	Canadian Dollar
USD	—	United States Dollar

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet	15.5%
Software	12.8%
Semiconductors	11.9%
Computers	8.4%
Pharmaceuticals	6.1%
Retail	5.0%
Oil & Gas	3.1%
Healthcare - Services	3.0%
Diversified Financial Services	2.5%
Electric	2.5%
Healthcare - Products	2.4%
Transportation	2.4%
Home Builders	2.1%
Beverages	2.0%
Banks	2.0%
Insurance	1.8%
REITS	1.8%
Telecommunications	1.4%
Chemicals	1.4%
Auto Manufacturers	1.3%
Biotechnology	1.2%
Cosmetics/Personal Care	1.0%
Others (Each less than 1.0%)	8.1%
Short-Term Investments	0.3%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — 98.3%
Australia — 3.3%
Ampol Ltd.	41	868
ANZ Group Holdings Ltd.	519	10,903
APA Group	223	1,194
Aristocrat Leisure Ltd.	98	3,952
ASX Ltd.	34	1,478
BHP Group Ltd.	874	27,144
BlueScope Steel Ltd.	75	1,152
Brambles Ltd.	240	3,152
CAR Group Ltd.	62	1,599
Cochlear Ltd.	11	2,196
Coles Group Ltd.	231	2,886
Commonwealth Bank of Australia	289	26,910
Computershare Ltd.	92	1,598
CSL Ltd.	83	16,461
Dexus	186	973
Endeavour Group Ltd.	262	907
Fortescue Ltd.	292	4,120
Goodman Group	294	7,511
GPT Group (The)	330	1,131
Insurance Australia Group Ltd.	409	2,076
Lottery Corp. Ltd. (The)	384	1,354
Macquarie Group Ltd.	63	10,015
Medibank Pvt Ltd.	476	1,201
Mineral Resources Ltd.	30	1,085
Mirvac Group	676	1,000
National Australia Bank Ltd.	533	13,802
Northern Star Resources Ltd.	199	2,180
Orica Ltd.	84	1,076
Origin Energy Ltd.	296	2,051
Pilbara Minerals Ltd. (a)	497	1,117
Pro Medicus Ltd.	10	1,227
Qantas Airways Ltd. (a)	137	699
QBE Insurance Group Ltd.	259	2,959
Ramsay Health Care Ltd.	31	901
REA Group Ltd.	9	1,264
Reece Ltd.	39	764
Rio Tinto Ltd.	64	5,660
Santos Ltd.	560	2,714
Scentre Group	897	2,254
SEEK Ltd.	61	1,050
Seven Group Holdings Ltd.	35	1,040
Sonic Healthcare Ltd.	79	1,478
South32 Ltd.	780	2,001
Stockland	411	1,482
Suncorp Group Ltd.	220	2,746
Telstra Group Ltd.	699	1,871

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Australia — continued
Transurban Group	533		4,818
Treasury Wine Estates Ltd.	141		1,163
Vicinity Ltd.	668		1,018
Washington H Soul Pattinson & Co. Ltd.	41		974
Wesfarmers Ltd.	196		9,497
Westpac Banking Corp.	597		13,042
WiseTech Global Ltd.	29		2,726
Woodside Energy Group Ltd.	327		5,640
Woolworths Group Ltd.	211		4,842

			226,922

Austria — 0.3%
Erste Group Bank AG	197		10,794
OMV AG	74		3,147
Verbund AG	35		2,917
voestalpine AG	116		3,010

			19,868

Belgium — 2.2%
Ageas SA	94		5,020
Anheuser-Busch InBev SA	1,566		103,765
D’ieteren Group	—	(h)	2
Elia Group SA	15		1,764
Groupe Bruxelles Lambert NV	48		3,761
KBC Group NV	134		10,682
Lotus Bakeries NV	—	(h)	3,972
Sofina SA	9		2,572
Syensqo SA (cc)	62		5,499
UCB SA	52		9,374
Warehouses De Pauw CVA	—	(h)	2

			146,413

Canada — 1.1%
Agnico Eagle Mines Ltd.	16		1,293
Air Canada (a)	6		69
Alimentation Couche-Tard, Inc.	25		1,363
AltaGas Ltd.	10		236
ARC Resources Ltd.	19		325
Bank of Montreal	23		2,120
Bank of Nova Scotia (The)	40		2,158
Barrick Gold Corp.	57		1,125
BCE, Inc.	2		81
Brookfield Asset Management Ltd., Class A	11		541
Brookfield Corp.	44		2,329
BRP, Inc.	1		69
CAE, Inc. (a)	10		194
Cameco Corp.	14		669
Canadian Apartment Properties REIT	3		108
Canadian Imperial Bank of Commerce	30		1,863

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Canada — continued
Canadian National Railway Co.	17	2,028
Canadian Natural Resources Ltd.	69	2,276
Canadian Pacific Kansas City Ltd.	30	2,570
Canadian Tire Corp. Ltd., Class A	2	203
Canadian Utilities Ltd., Class A	4	113
CCL Industries, Inc., Class B	5	295
Cenovus Energy, Inc.	45	752
CGI, Inc., Class A (a)	7	757
Constellation Software, Inc.	1	2,111
Descartes Systems Group, Inc. (The) (a)	3	284
Dollarama, Inc.	9	936
Element Fleet Management Corp.	13	274
Emera, Inc.	9	365
Empire Co. Ltd., Class A	4	134
Enbridge, Inc.	70	2,849
Fairfax Financial Holdings Ltd.	1	843
First Quantum Minerals Ltd. (a)	23	312
FirstService Corp.	1	239
Fortis, Inc.	16	720
Franco-Nevada Corp.	6	767
George Weston Ltd.	2	322
GFL Environmental, Inc.	7	282
Gildan Activewear, Inc., Class A	5	225
Great-West Lifeco, Inc.	9	308
Hydro One Ltd. (e)	11	367
iA Financial Corp., Inc.	3	253
IGM Financial, Inc.	3	79
Imperial Oil Ltd.	6	424
Intact Financial Corp.	6	1,104
Ivanhoe Mines Ltd., Class A (a)	22	324
Keyera Corp.	7	232
Kinross Gold Corp.	39	370
Loblaw Cos. Ltd.	5	656
Lundin Mining Corp., Class Common S	21	223
Magna International, Inc.	9	360
Manulife Financial Corp.	57	1,699
MEG Energy Corp., Class Common S	9	164
Metro, Inc.	7	434
National Bank of Canada	11	1,032
Nutrien Ltd.	16	767
Onex Corp.	2	146
Open Text Corp.	9	285
Pan American Silver Corp.	12	245
Parkland Corp.	4	115
Pembina Pipeline Corp., Class Common S	19	771
Power Corp. of Canada	18	573
Quebecor, Inc., Class B	5	132
Restaurant Brands International, Inc.	10	697

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Canada — continued
Rogers Communications, Inc., Class B	12		464
Royal Bank of Canada	46		5,689
Saputo, Inc.	8		177
Shopify, Inc., Class A (a)	39		3,121
Stantec, Inc.	4		295
Sun Life Financial, Inc.	19		1,082
Suncor Energy, Inc.	41		1,517
TC Energy Corp.	33		1,589
Teck Resources Ltd., Class B	15		773
TELUS Corp.	16		264
TFI International, Inc.	3		353
Thomson Reuters Corp.	5		865
TMX Group Ltd.	9		281
Toromont Industries Ltd.	3		258
Toronto-Dominion Bank (The)	56		3,559
Tourmaline Oil Corp.	11		501
West Fraser Timber Co. Ltd.	2		173
Wheaton Precious Metals Corp.	15		892
WSP Global, Inc.	4		712

			68,525

Chile — 0.2%
Antofagasta plc	428		11,550

China — 0.0% (g)
Silergy Corp.	59		869

Denmark — 6.0%
AP Moller - Maersk A/S, Class A	1		1,726
AP Moller - Maersk A/S, Class B	2		2,970
Carlsberg A/S, Class B	166		19,822
Coloplast A/S, Class B	—	(h)	5
Danske Bank A/S	403		12,136
Demant A/S (a)	—	(h)	1
DSV A/S	65		13,278
Genmab A/S (a)	25		5,959
Novo Nordisk A/S, Class B	2,582		306,220
Novonesis (Novozymes) B, Class B	297		21,372
Orsted A/S (a) (e)	98		6,465
Pandora A/S	38		6,323
ROCKWOOL A/S, Class B	4		1,668
Tryg A/S	197		4,673
Vestas Wind Systems A/S (a)	381		8,374
Zealand Pharma A/S (a)	25		3,041

			414,033

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Finland — 1.1%
Elisa OYJ	—	(h)	2
Fortum OYJ	231		3,809
Kesko OYJ, Class B	—	(h)	2
Kone OYJ, Class B	128		7,654
Metso OYJ	237		2,529
Neste OYJ	—	(h)	3
Nokia OYJ	2		7
Nordea Bank Abp	1,846		21,788
Orion OYJ, Class B	44		2,433
Sampo OYJ, Class A	294		13,703
Stora Enso OYJ, Class R	490		6,274
UPM-Kymmene OYJ	450		15,051
Wartsila OYJ Abp	191		4,270

			77,525

France — 12.3%
Accor SA	—	(h)	3
Aeroports de Paris SA	13		1,653
Air Liquide SA	487		94,051
Airbus SE	224		32,842
Alstom SA (a)	130		2,696
Amundi SA (e)	36		2,668
Arkema SA	47		4,522
AXA SA	1,063		40,922
BioMerieux	—	(h)	1
BNP Paribas SA	595		40,853
Bollore SE	—	(h)	1
Bouygues SA	72		2,398
Bureau Veritas SA	120		3,987
Capgemini SE	—	(h)	10
Carrefour SA	—	(h)	3
Cie de Saint-Gobain SA	171		15,610
Cie Generale des Etablissements Michelin SCA	—	(h)	9
Covivio SA	—	(h)	1
Credit Agricole SA	620		9,475
Danone SA	468		34,093
Dassault Aviation SA	8		1,556
Dassault Systemes SE	—	(h)	8
Edenred SE	147		5,554
Eiffage SA	28		2,713
Engie SA	944		16,323
EssilorLuxottica SA	—	(h)	22
Eurazeo SE	26		2,165
Gecina SA	—	(h)	2
Getlink SE	113		2,008
Hermes International SCA	15		36,485
Ipsen SA	15		1,888
Kering SA	35		10,025
Klepierre SA	—	(h)	2
La Francaise des Jeux SAEM (e)	—	(h)	1

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
France — continued
Legrand SA	98		11,343
L’Oreal SA	113		50,707
LVMH Moet Hennessy Louis Vuitton SE	129		98,687
Orange SA	1		6
Pernod Ricard SA	353		53,429
Publicis Groupe SA	—	(h)	8
Renault SA	50		2,161
Rexel SA	85		2,478
Safran SA	129		30,441
Sanofi SA	468		53,900
Sartorius Stedim Biotech	—	(h)	2
Schneider Electric SE	206		54,301
SEB SA	—	(h)	1
Societe Generale SA	423		10,535
Sodexo SA	—	(h)	2
Teleperformance SE	20		2,110
Thales SA	36		5,772
TotalEnergies SE	1,078		69,995
Unibail-Rodamco-Westfield	—	(h)	3
Veolia Environnement SA	357		11,747
Vinci SA	189		22,037
Vivendi SE	—	(h)	3

			844,218

Germany — 11.7%
adidas AG	76		20,083
Allianz SE (Registered)	229		75,370
BASF SE	752		39,853
Bayer AG (Registered)	404		13,652
Bayerische Motoren Werke AG	82		7,292
Bechtle AG	—	(h)	1
Beiersdorf AG	47		7,018
Brenntag SE	49		3,687
Carl Zeiss Meditec AG	—	(h)	1
Commerzbank AG	589		10,865
Continental AG	—	(h)	2
Covestro AG (a) (e)	159		9,923
CTS Eventim AG & Co. KGaA	—	(h)	2
Daimler Truck Holding AG	187		7,007
Delivery Hero SE, Class A (a) (e)	—	(h)	2
Deutsche Bank AG (Registered)	1,109		19,190
Deutsche Boerse AG	111		26,093
Deutsche Lufthansa AG (Registered)	225		1,649
Deutsche Post AG	385		17,160
Deutsche Telekom AG (Registered)	1		32
E.ON SE	1,162		17,298
Evonik Industries AG	216		5,055
Fresenius Medical Care AG	—	(h)	3
Fresenius SE & Co. KGaA (a)	—	(h)	5

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Germany — continued
GEA Group AG	58		2,864
Hannover Rueck SE	35		10,070
Heidelberg Materials AG	115		12,532
Henkel AG & Co. KGaA	—	(h)	3
Infineon Technologies AG	64		2,262
KION Group AG	—	(h)	—	(h)
Knorr-Bremse AG	27		2,429
LEG Immobilien SE	—	(h)	2
Mercedes-Benz Group AG	194		12,549
Merck KGaA	53		9,371
MTU Aero Engines AG	20		6,400
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	78		43,117
Nemetschek SE	73		7,625
Puma SE	49		2,065
Rational AG	2		1,957
Rheinmetall AG	17		8,979
RWE AG	327		11,903
SAP SE	1,326		303,408
Scout24 SE (e)	—	(h)	2
Siemens AG (Registered)	286		57,959
Siemens Energy AG (a)	241		8,901
Siemens Healthineers AG (e)	—	(h)	5
Symrise AG, Class A	112		15,481
Talanx AG	38		3,167
Vonovia SE	—	(h)	8
Zalando SE (a) (e)	—	(h)	2

			804,304

Hong Kong — 1.1%
AIA Group Ltd.	1,921		16,776
BOC Hong Kong Holdings Ltd.	637		2,017
CK Asset Holdings Ltd.	333		1,448
CK Hutchison Holdings Ltd.	463		2,625
CK Infrastructure Holdings Ltd.	108		735
CLP Holdings Ltd.	283		2,470
Futu Holdings Ltd., ADR (a)	10		920
Galaxy Entertainment Group Ltd.	379		1,872
Hang Seng Bank Ltd.	131		1,625
Henderson Land Development Co. Ltd.	248		785
HKT Trust & HKT Ltd.	649		829
Hong Kong & China Gas Co. Ltd.	1,932		1,578
Hong Kong Exchanges & Clearing Ltd.	208		8,480
Hongkong Land Holdings Ltd.	192		705
Jardine Matheson Holdings Ltd.	27		1,066
Link REIT	439		2,188
MTR Corp. Ltd.	269		1,004
Power Assets Holdings Ltd.	239		1,523
Prudential plc	1,605		14,886
Sino Land Co. Ltd.	680		743

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Hong Kong — continued
SITC International Holdings Co. Ltd.	233		625
Sun Hung Kai Properties Ltd.	251		2,720
Swire Pacific Ltd., Class A	71		601
Techtronic Industries Co. Ltd.	238		3,545
WH Group Ltd. (Registered) (e)	1,446		1,139
Wharf Holdings Ltd. (The)	182		517
Wharf Real Estate Investment Co. Ltd.	286		999

			74,421

Ireland — 0.9%
AerCap Holdings NV	74		6,969
AIB Group plc	1,055		6,044
Bank of Ireland Group plc	597		6,665
DCC plc	37		2,544
Experian plc	346		18,228
James Hardie Industries plc (a)	74		2,956
Kerry Group plc, Class A	112		11,607
Kingspan Group plc	58		5,434

			60,447

Italy — 3.2%
Amplifon SpA	—	(h)	1
Assicurazioni Generali SpA	597		17,268
Banco BPM SpA	750		5,070
Bio On Spa (a) (bb) (cc)	1		—
Davide Campari-Milano NV	1,073		9,093
DiaSorin SpA	—	(h)	1
Enel SpA	4,201		33,555
Eni SpA	1,148		17,477
Ferrari NV	33		15,274
FinecoBank Banca Fineco SpA	359		6,159
Infrastrutture Wireless Italiane SpA (e)	—	(h)	2
Intesa Sanpaolo SpA	8,556		36,625
Leonardo SpA	118		2,639
Mediobanca Banca di Credito Finanziario SpA	291		4,977
Moncler SpA	103		6,539
Nexi SpA (a) (e)	348		2,364
Poste Italiane SpA (e)	268		3,758
Prysmian SpA	103		7,507
Recordati Industria Chimica e Farmaceutica SpA	43		2,435
Snam SpA	1,048		5,338
Telecom Italia SpA (a)	3		1
Terna - Rete Elettrica Nazionale	737		6,639
UniCredit SpA	862		37,835

			220,557

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — 6.9%
Advantest Corp.	92	4,327
Aeon Co. Ltd.	79	2,140
AGC, Inc.	23	750
Aisin Corp.	63	700
Ajinomoto Co., Inc.	56	2,163
ANA Holdings, Inc.	20	418
Asahi Group Holdings Ltd.	174	2,277
Asahi Kasei Corp.	151	1,147
Asics Corp.	81	1,710
Astellas Pharma, Inc.	217	2,513
Bandai Namco Holdings, Inc.	71	1,618
Bridgestone Corp.	68	2,626
Brother Industries Ltd.	28	543
Canon, Inc.	112	3,685
Capcom Co. Ltd.	42	975
Central Japan Railway Co.	93	2,138
Chiba Bank Ltd. (The)	65	528
Chubu Electric Power Co., Inc.	76	896
Chugai Pharmaceutical Co. Ltd.	81	3,907
Concordia Financial Group Ltd.	128	712
Dai Nippon Printing Co. Ltd.	46	821
Daifuku Co. Ltd.	39	753
Dai-ichi Life Holdings, Inc.	109	2,823
Daiichi Sankyo Co. Ltd.	222	7,323
Daikin Industries Ltd.	32	4,421
Daito Trust Construction Co. Ltd.	7	853
Daiwa House Industry Co. Ltd.	67	2,109
Daiwa Securities Group, Inc.	159	1,130
Denso Corp.	227	3,411
Dentsu Group, Inc.	24	740
Disco Corp.	11	2,924
East Japan Railway Co.	109	2,167
Eisai Co. Ltd.	30	1,129
ENEOS Holdings, Inc.	346	1,892
FANUC Corp.	113	3,331
Fast Retailing Co. Ltd.	23	7,598
Fuji Electric Co. Ltd.	16	982
FUJIFILM Holdings Corp.	134	3,474
Fujitsu Ltd.	199	4,085
Hamamatsu Photonics KK	33	436
Hankyu Hanshin Holdings, Inc.	27	834
Hikari Tsushin, Inc.	2	468
Hitachi Construction Machinery Co. Ltd.	13	319
Hitachi Ltd.	556	14,736
Honda Motor Co. Ltd.	538	5,743
Hoshizaki Corp.	13	460
Hoya Corp.	42	5,831
Hulic Co. Ltd.	47	478
Ibiden Co. Ltd.	15	451

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Idemitsu Kosan Co. Ltd.	117		849
Inpex Corp.	113		1,529
Isuzu Motors Ltd.	71		972
ITOCHU Corp.	143		7,680
Japan Airlines Co. Ltd.	18		315
Japan Exchange Group, Inc.	118		1,534
Japan Post Bank Co. Ltd.	172		1,615
Japan Post Holdings Co. Ltd.	231		2,212
Japan Post Insurance Co. Ltd.	24		443
Japan Real Estate Investment Corp.	—	(h)	620
Japan Tobacco, Inc.	144		4,199
JFE Holdings, Inc.	69		924
Kajima Corp.	48		905
Kansai Electric Power Co., Inc. (The)	85		1,409
KAO Corp.	56		2,743
Kawasaki Kisen Kaisha Ltd.	46		723
KDDI Corp.	184		5,892
Keisei Electric Railway Co. Ltd.	15		456
Keyence Corp.	23		11,167
Kikkoman Corp.	82		927
Kirin Holdings Co. Ltd.	94		1,426
Kobe Bussan Co. Ltd.	18		574
Kokusai Electric Corp.	17		392
Komatsu Ltd.	111		3,107
Konami Group Corp.	12		1,224
Kubota Corp.	119		1,702
Kyocera Corp.	155		1,806
Kyowa Kirin Co. Ltd.	29		506
Lasertec Corp.	10		1,617
LY Corp.	322		939
M3, Inc.	54		539
Makita Corp.	28		956
Marubeni Corp.	171		2,829
MatsukiyoCocokara & Co.	41		680
Mazda Motor Corp.	67		513
McDonald’s Holdings Co. Japan Ltd.	10		496
MEIJI Holdings Co. Ltd.	28		710
MINEBEA MITSUMI, Inc.	44		874
Mitsubishi Chemical Group Corp.	163		1,049
Mitsubishi Corp.	401		8,326
Mitsubishi Electric Corp.	228		3,702
Mitsubishi Estate Co. Ltd.	138		2,176
Mitsubishi HC Capital, Inc.	96		684
Mitsubishi Heavy Industries Ltd.	384		5,740
Mitsubishi UFJ Financial Group, Inc.	1,331		13,665
Mitsui & Co. Ltd.	308		6,897
Mitsui Chemicals, Inc.	20		542
Mitsui Fudosan Co. Ltd.	321		3,020
Mitsui OSK Lines Ltd.	41		1,430

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Mizuho Financial Group, Inc.	289		5,976
MonotaRO Co. Ltd.	30		504
MS&AD Insurance Group Holdings, Inc.	155		3,631
Murata Manufacturing Co. Ltd.	203		4,015
NEC Corp.	30		2,849
Nexon Co. Ltd.	40		793
NIDEC Corp.	99		2,093
Nintendo Co. Ltd.	125		6,655
Nippon Building Fund, Inc.	1		852
Nippon Paint Holdings Co. Ltd.	114		870
Nippon Prologis REIT, Inc.	—	(h)	464
Nippon Sanso Holdings Corp.	20		749
Nippon Steel Corp.	103		2,313
Nippon Telegraph & Telephone Corp.	3,581		3,671
Nippon Yusen KK	56		2,039
Nissan Motor Co. Ltd.	282		801
Nissin Foods Holdings Co. Ltd.	24		679
Nitori Holdings Co. Ltd.	10		1,429
Nitto Denko Corp.	84		1,414
Nomura Holdings, Inc.	361		1,882
Nomura Real Estate Holdings, Inc.	13		356
Nomura Research Institute Ltd.	45		1,674
NTT Data Group Corp.	75		1,355
Obayashi Corp.	77		981
Obic Co. Ltd.	39		1,351
Olympus Corp.	140		2,667
Omron Corp.	21		969
Ono Pharmaceutical Co. Ltd.	45		597
Oracle Corp. Japan	5		465
Oriental Land Co. Ltd.	131		3,383
ORIX Corp.	138		3,236
Osaka Gas Co. Ltd.	44		990
Otsuka Corp.	27		674
Otsuka Holdings Co. Ltd.	50		2,834
Pan Pacific International Holdings Corp.	46		1,185
Panasonic Holdings Corp.	278		2,441
Rakuten Group, Inc.	181		1,169
Recruit Holdings Co. Ltd.	178		10,814
Renesas Electronics Corp.	202		2,936
Resona Holdings, Inc.	251		1,759
Ricoh Co. Ltd.	66		721
Rohm Co. Ltd.	40		449
SBI Holdings, Inc.	33		752
SCREEN Holdings Co. Ltd.	10		675
SCSK Corp.	19		384
Secom Co. Ltd.	50		1,849
Seiko Epson Corp.	36		660
Sekisui Chemical Co. Ltd.	46		724

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks — continued
Japan — continued
Sekisui House Ltd.	72	1,985
Seven & i Holdings Co. Ltd.	265	3,996
SG Holdings Co. Ltd.	37	397
Shimadzu Corp.	28	950
Shimano, Inc.	9	1,732
Shin-Etsu Chemical Co. Ltd.	216	9,023
Shionogi & Co. Ltd.	90	1,294
Shiseido Co. Ltd.	48	1,295
Shizuoka Financial Group, Inc.	53	461
SMC Corp.	7	3,086
SoftBank Corp.	3,423	4,469
SoftBank Group Corp.	123	7,314
Sompo Holdings, Inc.	113	2,547
Sony Group Corp.	748	14,532
Subaru Corp.	72	1,272
SUMCO Corp.	42	453
Sumitomo Corp.	125	2,805
Sumitomo Electric Industries Ltd.	86	1,388
Sumitomo Metal Mining Co. Ltd.	29	873
Sumitomo Mitsui Financial Group, Inc.	450	9,615
Sumitomo Mitsui Trust Holdings, Inc.	78	1,869
Sumitomo Realty & Development Co. Ltd.	35	1,168
Suntory Beverage & Food Ltd.	17	636
Suzuki Motor Corp.	188	2,121
Sysmex Corp.	61	1,203
T&D Holdings, Inc.	58	1,024
Taisei Corp.	20	874
Takeda Pharmaceutical Co. Ltd.	191	5,495
TDK Corp.	234	2,983
Terumo Corp.	161	3,050
TIS, Inc.	25	638
Toho Co. Ltd.	13	531
Tokio Marine Holdings, Inc.	225	8,304
Tokyo Electric Power Co. Holdings, Inc. (a)	184	814
Tokyo Electron Ltd.	54	9,577
Tokyo Gas Co. Ltd.	43	1,011
Tokyu Corp.	59	764
TOPPAN Holdings, Inc.	29	854
Toray Industries, Inc.	167	984
TOTO Ltd.	17	632
Toyota Industries Corp.	17	1,349
Toyota Motor Corp.	1,231	22,117
Toyota Tsusho Corp.	77	1,401
Trend Micro, Inc. (Japan)	15	903
Unicharm Corp.	48	1,729
West Japan Railway Co.	53	1,003
Yakult Honsha Co. Ltd.	31	706
Yamaha Motor Co. Ltd.	102	917

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Japan — continued
Yaskawa Electric Corp.	29		1,005
Yokogawa Electric Corp.	28		707
Zensho Holdings Co. Ltd.	12		648
ZOZO, Inc.	16		585

			471,548

Jordan — 0.0% (g)
Hikma Pharmaceuticals plc	68		1,744

Luxembourg — 0.2%
ArcelorMittal SA	510		13,345
Eurofins Scientific SE	—	(h)	3
Tenaris SA	—	(h)	2

			13,350

Macau — 0.0% (g)
Sands China Ltd. (a)	417		1,050

Netherlands — 7.7%
ABN AMRO Bank NV, CVA (e)	270		4,877
Adyen NV (a) (e)	13		19,910
Aegon Ltd.	795		5,107
Akzo Nobel NV	144		10,155
Argenx SE (a)	—	(h)	10
ASM International NV	41		27,162
ASML Holding NV	350		291,491
ASR Nederland NV	92		4,516
BE Semiconductor Industries NV	68		8,622
Euronext NV (e)	47		5,068
EXOR NV	58		6,259
Ferrovial SE	197		8,480
Heineken Holding NV	226		17,064
Heineken NV	502		44,550
IMCD NV	22		3,745
ING Groep NV	1,932		35,059
JDE Peet’s NV	88		1,835
Koninklijke Ahold Delhaize NV	—	(h)	10
Koninklijke KPN NV	1		5
Koninklijke Philips NV	—	(h)	8
NN Group NV	157		7,852
OCI NV	89		2,535
Prosus NV (a)	—	(h)	19
QIAGEN NV (a)	—	(h)	3
Randstad NV	41		2,032
Stellantis NV	547		7,578
Universal Music Group NV	—	(h)	7
Wolters Kluwer NV	94		15,818

			529,777

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
New Zealand — 0.1%
Auckland International Airport Ltd.	255		1,211
Fisher & Paykel Healthcare Corp. Ltd.	101		2,245
Mercury NZ Ltd.	119		487
Meridian Energy Ltd.	224		844
Spark New Zealand Ltd.	312		600
Xero Ltd. (a)	25		2,591

			7,978

Norway — 0.8%
Aker BP ASA	—	(h)	2
DNB Bank ASA	524		10,743
Equinor ASA	419		10,588
Gjensidige Forsikring ASA	116		2,163
Kongsberg Gruppen ASA	33		3,255
Mowi ASA	337		6,061
Norsk Hydro ASA	1,528		9,872
Orkla ASA	508		4,793
Salmar ASA	48		2,497
Telenor ASA	—	(h)	2
Yara International ASA	140		4,414

			54,390

Poland — 0.0% (g)
InPost SA (a)	77		1,447

Portugal — 0.2%
EDP—Energias de Portugal SA	1,635		7,459
Galp Energia SGPS SA	232		4,345
Jeronimo Martins SGPS SA	—	(h)	2

			11,806

Singapore — 0.7%
CapitaLand Ascendas REIT	647		1,433
CapitaLand Integrated Commercial Trust	988		1,623
CapitaLand Investment Ltd. (Singapore)	405		978
DBS Group Holdings Ltd.	344		10,185
Genting Singapore Ltd.	1,032		699
Grab Holdings Ltd., Class A (a)	365		1,385
Keppel Ltd.	252		1,296
Oversea-Chinese Banking Corp. Ltd.	586		6,857
Sea Ltd., ADR (a)	64		6,017
Sembcorp Industries Ltd.	153		657
Singapore Airlines Ltd.	258		1,361
Singapore Exchange Ltd.	137		1,211
Singapore Technologies Engineering Ltd.	272		982
Singapore Telecommunications Ltd.	1,283		3,226
United Overseas Bank Ltd.	218		5,442
Wilmar International Ltd.	332		861

			44,213

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Spain — 2.6%
Acciona SA	13		1,801
ACS Actividades de Construccion y Servicios SA	70		3,235
Aena SME SA (e)	28		6,235
Amadeus IT Group SA	—	(h)	10
Banco Bilbao Vizcaya Argentaria SA	3,371		36,418
Banco de Sabadell SA	3,192		6,779
Banco Santander SA	9,064		46,441
CaixaBank SA	2,126		12,687
Cellnex Telecom SA (e)	—	(h)	6
EDP Renovaveis SA	160		2,788
Endesa SA	168		3,677
Grifols SA (a)	—	(h)	1
Iberdrola SA	3,172		49,044
Industria de Diseno Textil SA	—	(h)	20
Redeia Corp. SA	165		3,215
Repsol SA	608		8,020
Telefonica SA	1		6

			180,383

Sweden — 3.1%
AddTech AB, Class B	98		2,925
Alfa Laval AB	109		5,257
Assa Abloy AB, Class B	376		12,674
Atlas Copco AB, Class A	1,014		19,642
Atlas Copco AB, Class B	586		10,048
Beijer Ref AB, Class B	135		2,224
Boliden AB	297		10,087
Epiroc AB, Class A	247		5,341
Epiroc AB, Class B	148		2,804
EQT AB	219		7,515
Essity AB, Class B	—	(h)	6
Evolution AB (e)	—	(h)	6
Fastighets AB Balder, Class B (a)	—	(h)	2
Getinge AB, Class B	—	(h)	1
H & M Hennes & Mauritz AB, Class B	—	(h)	3
Hexagon AB, Class B	1		7
Holmen AB, Class B	64		2,780
Husqvarna AB, Class B	132		924
Industrivarden AB, Class A	70		2,599
Industrivarden AB, Class C	93		3,424
Indutrade AB	104		3,221
Investment AB Latour, Class B	56		1,753
Investor AB, Class B	1,012		31,201
L E Lundbergforetagen AB, Class B	45		2,559
Lifco AB, Class B	88		2,900
Nibe Industrier AB, Class B	573		3,141
Saab AB, Class B	124		2,634
Sagax AB, Class B	—	(h)	2
Sandvik AB	402		8,987

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Sweden — continued
Securitas AB, Class B	187		2,369
Skandinaviska Enskilda Banken AB, Class A	928		14,210
Skanska AB, Class B	128		2,666
SKF AB, Class B	129		2,561
Svenska Cellulosa AB SCA, Class B	511		7,443
Svenska Handelsbanken AB, Class A	854		8,771
Swedbank AB, Class A	497		10,541
Swedish Orphan Biovitrum AB (a)	—	(h)	2
Tele2 AB, Class B	—	(h)	2
Telefonaktiebolaget LM Ericsson, Class B	1		7
Telia Co. AB	1		2
Trelleborg AB, Class B	80		3,075
Volvo AB, Class A	70		1,876
Volvo AB, Class B	604		15,980
Volvo Car AB, Class B (a)	192		528

			214,700

Switzerland — 14.3%
ABB Ltd. (Registered)	596		34,595
Adecco Group AG (Registered)	64		2,178
Alcon, Inc.	—	(h)	15
Avolta AG (a)	—	(h)	1
Bachem Holding AG, Class B	—	(h)	1
Baloise Holding AG (Registered)	26		5,237
Banque Cantonale Vaudoise (Registered)	18		1,810
Barry Callebaut AG (Registered)	3		5,162
BKW AG	11		1,999
Chocoladefabriken Lindt & Spruengli AG	1		9,933
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(h)	10,699
Cie Financiere Richemont SA, Class A (Registered)	251		39,938
Clariant AG (Registered) (a)	182		2,755
Coca-Cola HBC AG (a)	380		13,565
DSM-Firmenich AG	157		21,622
EMS-Chemie Holding AG (Registered)	6		4,970
Galderma Group AG (a)	24		2,274
Geberit AG (Registered)	13		8,209
Givaudan SA (Registered)	8		42,680
Glencore plc (a)	11,269		64,532
Helvetia Holding AG (Registered)	22		3,731
Holcim AG (a)	439		43,001
Julius Baer Group Ltd.	121		7,286
Kuehne + Nagel International AG (Registered)	18		4,986
Logitech International SA (Registered)	—	(h)	4
Lonza Group AG (Registered)	—	(h)	14
Nestle SA (Registered)	2,058		206,791
Novartis AG (Registered)	810		93,212
Partners Group Holding AG	13		20,016
Roche Holding AG	302		96,832
Sandoz Group AG	168		7,008

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
Switzerland — continued
Schindler Holding AG	16		4,621
Schindler Holding AG (Registered)	8		2,379
SGS SA (Registered)	58		6,484
SIG Group AG (a)	258		5,744
Sika AG (Registered)	128		42,571
Sonova Holding AG (Registered)	—	(h)	6
STMicroelectronics NV	33		998
Straumann Holding AG (Registered)	—	(h)	5
Swatch Group AG (The)	14		2,902
Swatch Group AG (The) (Registered)	24		1,043
Swiss Life Holding AG (Registered)	17		14,062
Swiss Prime Site AG (Registered)	—	(h)	3
Swiss Re AG	176		24,416
Swisscom AG (Registered)	—	(h)	5
Temenos AG (Registered)	—	(h)	1
UBS Group AG (Registered)	1,924		59,535
VAT Group AG (e)	10		5,218
Zurich Insurance Group AG	86		51,724

			976,773

Taiwan — 2.3%
Alchip Technologies Ltd.	15		907
ASE Technology Holding Co. Ltd.	589		2,793
eMemory Technology, Inc.	12		988
Global Unichip Corp.	16		549
Globalwafers Co. Ltd.	47		674
MediaTek, Inc.	272		10,025
Nanya Technology Corp. (a)	215		321
Novatek Microelectronics Corp.	104		1,693
Realtek Semiconductor Corp.	87		1,291
Taiwan Semiconductor Manufacturing Co. Ltd.	4,405		132,829
United Microelectronics Corp.	2,016		3,398
Vanguard International Semiconductor Corp.	160		523
Winbond Electronics Corp. (a)	590		397

			156,388

United Arab Emirates — 0.0%
NMC Health plc (a) (bb) (cc)	16		—

United Kingdom — 16.0%
3i Group plc	569		25,223
Admiral Group plc	153		5,703
Anglo American plc	1,381		44,882
Ashtead Group plc	165		12,757
Associated British Foods plc	243		7,606
AstraZeneca plc	637		99,198
Auto Trader Group plc (e)	—	(h)	3
Aviva plc	1,566		10,143
BAE Systems plc	1,147		19,040

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Barclays plc	8,636		25,947
Barratt Developments plc	—	(h)	3
Berkeley Group Holdings plc	—	(h)	2
BP plc	8,257		43,064
British American Tobacco plc	1		22
BT Group plc, Class A	2		4
Bunzl plc	127		6,027
Centrica plc	2		3
Coca-Cola Europacific Partners plc	360		28,335
Compass Group plc	1		17
Croda International plc	112		6,314
Diageo plc	3,874		135,317
Endeavour Mining plc	199		4,705
Entain plc	—	(h)	2
GSK plc	1,703		34,665
Haleon plc	3,432		17,960
Halma plc	—	(h)	4
Hargreaves Lansdown plc	208		3,106
HSBC Holdings plc	10,833		97,179
Imperial Brands plc	—	(h)	7
Informa plc	—	(h)	5
InterContinental Hotels Group plc	—	(h)	5
Intertek Group plc	60		4,164
J Sainsbury plc	1		2
JD Sports Fashion plc	1		2
Kingfisher plc	1		2
Land Securities Group plc	—	(h)	2
Legal & General Group plc	3,485		10,561
Lloyds Banking Group plc	36,502		28,701
London Stock Exchange Group plc	280		38,294
M&G plc	1,324		3,671
Melrose Industries plc	499		3,050
Mondi plc	372		7,093
National Grid plc	1		21
NatWest Group plc	3,888		18,000
Next plc	—	(h)	5
Pearson plc	—	(h)	3
Persimmon plc	—	(h)	2
Phoenix Group Holdings plc	413		3,090
Reckitt Benckiser Group plc	—	(h)	13
RELX plc	703		33,201
Rentokil Initial plc	953		4,658
Rio Tinto plc	1,225		86,956
Rolls-Royce Holdings plc (a)	3,209		22,710
Sage Group plc (The)	—	(h)	4
Schroders plc	477		2,233
Segro plc	—	(h)	5
Severn Trent plc	—	(h)	3
Shell plc	3,148		102,116

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	SHARES		VALUE ($)
Common Stocks — continued
United Kingdom — continued
Smith & Nephew plc	—	(h)	4
Smiths Group plc	129		2,902
Spirax-Sarco Engineering plc	27		2,765
SSE plc	—	(h)	9
Standard Chartered plc	1,269		13,457
Taylor Wimpey plc	1		3
Tesco plc	2		10
Unilever plc	1,172		75,992
United Utilities Group plc	—	(h)	3
Vodafone Group plc	7		7
Whitbread plc	—	(h)	2
Wise plc, Class A (a)	387		3,481
WPP plc	—	(h)	3

			1,094,448

United States — 0.0% (g)
Brookfield Renewable Corp., Class A	4		141
RB Global, Inc.	6		477

			618

Total Common Stocks (Cost $5,464,852)			6,730,265

Preferred Stocks — 0.1%
Germany — 0.1%
Bayerische Motoren Werke AG	15		1,265
Dr Ing hc F Porsche AG (e)	29		2,353
Henkel AG & Co. KGaA	—	(h)	4
Porsche Automobil Holding SE	40		1,814
Sartorius AG	—	(h)	2
Volkswagen AG	53		5,664

Total Preferred Stocks (Cost $13,145)			11,102

	NUMBER OF WARRANTS
Warrant — 0.0%
Canada — 0.0%
Constellation Software, Inc. (Canada), expiring 03/31/2040 (a) (bb) (cc) (Cost $—)	—	(h)	—

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

SECURITY DESCRIPTION	PRINCIPAL AMOUNT ($)		VALUE ($)
Short-Term Investments — 1.1%
Time Deposits — 1.1%
Australia & New Zealand Banking Group Ltd.,
2.83%, 10/01/2024	NZD	66	42
2.90%, 10/01/2024	AUD	4,560	3,153
4.18%, 10/01/2024		1,376	1,376
Brown Brothers Harriman,
2.00%, 10/01/2024	DKK	19,451	2,905
2.29%, 10/01/2024	SEK	7,082	697
2.45%, 10/01/2024	SGD	971	755
3.18%, 10/01/2024	NOK	1,412	134
4.15%, 10/02/2024	HKD	7,301	939
Citibank NA,
2.33%, 10/01/2024	EUR	26,583	29,592
4.18%, 10/01/2024		2,174	2,174
Royal Bank of Canada,
3.03%, 10/01/2024	CAD	271	200
3.91%, 10/01/2024	GBP	6,792	9,081
4.18%, 10/01/2024		3,512	3,512
Skandinaviska Enskilda Banken AB, 0.15%, 10/01/2024	CHF	4,440	5,246
Sumitomo Mitsui Banking Corp.,
0.01%, 10/01/2024	JPY	527,561	3,671
4.18%, 10/01/2024		7,573	7,573
Sumitomo Mitsui Trust Bank Ltd., 4.18%, 10/01/2024		5,964	5,964

Total Short-Term Investments (Cost $77,014)			77,014

Total Investments — 99.5% (Cost - $5,555,011) *			6,818,381
Other Assets in Excess of Liabilities — 0.5%			31,724

NET ASSETS — 100.0%			$6,850,105

Percentages indicated are based on net assets.

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2024:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
ASX SPI 200 Index	26	12/2024	AUD	3,680	53
Euro STOXX 50 Index	555	12/2024	EUR	30,394	681
FTSE 100 Index	166	12/2024	GBP	18,484	(89)
FTSE Taiwan Index	11	10/2024	USD	826	(5)
Micro EURO STOXX 50 Index	76	12/2024	EUR	415	10
MSCI Singapore Index	41	10/2024	SGD	1,091	5
OMX Copenhagen 25 Index	62	10/2024	DKK	1,869	(62)
S&P Toronto Stock Exchange 60 Index	4	12/2024	CAD	213	1
STOXX Europe 600 Index	219	12/2024	EUR	6,344	66
TOPIX Index	46	12/2024	JPY	8,522	(48)

Total unrealized appreciation (depreciation)					612

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, September 30, 2024

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.3%
Pharmaceuticals	11.2%
Semiconductors	7.5%
Beverages	6.3%
Insurance	6.2%
Software	4.8%
Food	4.7%
Chemicals	4.6%
Oil & Gas	4.1%
Mining	4.1%
Electric	2.7%
Apparel	2.5%
Commercial Services	2.3%
Cosmetics/Personal Care	2.3%
Building Materials	2.2%
Aerospace/Defense	2.0%
Auto Manufacturers	1.7%
Diversified Financial Services	1.7%
Retail	1.3%
Miscellaneous Manufacturers	1.2%
Machinery - Diversified	1.1%
Electronics	1.0%
Others (Each less than 1.0%)	11.1%
Short-Term Investments	1.1%

Six Circles Managed Equity Portfolio International Unconstrained Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024

CVA	—	Dutch Certification
OYJ	—	Public Limited Company
REIT	—	Real Estate Investment Trust
(a)	—	Non-income producing security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500 shares or principal/ $500.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
*	—	The cost of securities is substantially the same for federal income tax purposes.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Funds’ valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

The Board has designated the J.P. Morgan Private Investments Inc. (the “Adviser”) as the Valuation Designee, and the Adviser uses the Six Circles Funds Valuation Committee (“VC”), comprised of officers of the Funds and other personnel of the Adviser, to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments with respect to Rule 2a-5 under the 1940 Act. The VC oversees and carries out policies and procedures for the valuation of investments held by the Funds. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor due diligence. The VC, through the Adviser, is responsible for assessing the potential impacts to the fair values on an ongoing basis, and discussing this on at least a quarterly basis with the Board.

A market-based approach is primarily used to value the Funds’ investments for which market quotations are readily available and which are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available, market quotations are determined not to be reliable, or whose value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s net asset value (“NAV”) is calculated, are valued by approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. The valuation may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment in order to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based on current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price or official market closing price on the primary exchange on which the security is principally traded that is reported before the time when the net assets values of the Funds are calculated on a valuation date. The Funds calculate their NAV as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading.

Foreign equity securities are valued as of the close of trading on the stock exchange on which the security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Generally foreign equity securities, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services.

The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated. The fair valued securities are converted at the exchange rates available at 4 p.m. Eastern time.

Fixed income securities are valued based on prices received from Pricing Services. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, Pricing Services may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

Shares of exchange-traded funds (“ETFs”) are generally valued at the last sale price on the exchange on which the ETF is principally traded. Shares of open-end investment companies are valued at their respective NAVs.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Exchange-traded futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amounts in thousands):

Six Circles Managed Equity Portfolio U.S. Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Basic Materials	$271,199	$—	$—	$271,199
Communications	3,072,597	—	—	3,072,597
Consumer Cyclical	1,612,086	—	—	1,612,086
Consumer Non-cyclical	2,980,000	—	—	2,980,000
Energy	721,616	—	—	721,616
Financial	1,456,924	—	—	1,456,924
Industrial	1,072,776	—	—	1,072,776
Technology	5,783,241	—	—	5,783,241
Utilities	468,290	—	—	468,290

Total Common Stocks	17,438,729	—	—	17,438,729

Warrant
Technology	—	—	—	—
Short-Term Investments
Time Deposits	—	55,630	—	55,630

Total Investments in Securities	$17,438,729	$55,630	$—	$17,494,359

Appreciation in Other Financial Instruments
Futures contracts	$165	$—	$—	$165

Depreciation in Other Financial Instruments
Futures contracts	$(13)	$—	$—	$(13)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

Six Circles Managed Equity Portfolio International Unconstrained Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$226,922	$—	$226,922
Austria	—	19,868	—	19,868
Belgium	5,499	140,914	—	146,413
Canada	68,525	—	—	68,525
Chile	—	11,550	—	11,550
China	—	869	—	869
Denmark	—	414,033	—	414,033
Finland	—	77,525	—	77,525
France	2	844,216	—	844,218
Germany	—	804,304	—	804,304
Hong Kong	1,986	72,435	—	74,421
Ireland	6,969	53,478	—	60,447
Italy	—	220,557	—	220,557
Japan	—	471,548	—	471,548
Jordan	—	1,744	—	1,744
Luxembourg	—	13,350	—	13,350
Macau	—	1,050	—	1,050
Netherlands	29	529,748	—	529,777
New Zealand	1,811	6,167	—	7,978
Norway	4,662	49,728	—	54,390
Poland	—	1,447	—	1,447
Portugal	2	11,804	—	11,806
Singapore	7,402	36,811	—	44,213
Spain	—	180,383	—	180,383
Sweden	12	214,688	—	214,700
Switzerland	2,274	974,499	—	976,773
Taiwan	—	156,388	—	156,388
United Arab Emirates	—	—	—	—
United Kingdom	28,335	1,066,113	—	1,094,448
United States	618	—	—	618

Total Common Stocks	128,126	6,602,139	—	6,730,265

Preferred Stocks
Germany	—	11,102	—	11,102
Warrant
Canada	—	—	—	—
Short-Term Investments
Time Deposits	—	77,014	—	77,014

Total Investments in Securities	$128,126	$6,690,255	$—	$6,818,381

Appreciation in Other Financial Instruments
Futures contracts	$816	$—	$—	$816

Depreciation in Other Financial Instruments
Futures contracts	$(204)	$—	$—	$(204)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

B. Derivatives — The Funds used derivative instruments including futures, in connection with their respective investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest, to hedge portfolio investments or to generate income or gain to the Funds. Derivatives may also be used to manage duration, sector and yield curve exposures as well as credit and spread volatility.

The Funds may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Funds’ risk of loss associated with these instruments may exceed their value.

The Funds are party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Funds’ ISDA agreements, which are separately negotiated by the Sub-Advisers, with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Funds in the event the Funds’ net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Funds to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Funds often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Funds. The ISDA agreements give the Funds and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark-to-market gains to the Fund. Notes B(1) — B(2) below describe the various derivatives used by the Funds.

(1) Futures Contracts — The Funds used index futures to gain or reduce exposure to certain countries or regions, to maintain liquidity or minimize transaction costs.

Futures contracts may provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Funds are required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation. Futures contracts outstanding at period end, if any, are listed after each Fund’s SOI.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2024 (Unaudited) (continued)

The use of futures contracts may expose the Funds to equity price risk. The Funds may be subject to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent the liquidation of positions.

The Funds’ futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2) Forward Foreign Currency Exchange Contracts — The Funds may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Funds also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward contracts outstanding at period end, if any, are listed after each Fund’s SOI.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation/depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Funds’ forward foreign currency exchange contracts may be subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Funds may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.